Annual Total Returns (Vanguard Russell 1000 Index Fund - Institutional Shares Institutional) (Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Index Fund - Institutional Shares)	12 Months Ended
Aug. 31, 2014
Vanguard Russell 1000 Index Fund | Vanguard Russell 1000 Index Fund - Institutional Shares
Annual Total Return
2013	32.99%
2012	16.33%
2011	1.43%